1933 Act Registration No. 33-02633
                                       1940 Act File No. 811-4552

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                            FORM N-1A

                  REGISTRATION STATEMENT UNDER

                   THE SECURITIES ACT OF 1933            [X]
                Post-Effective Amendment No. 32          [X]
                               and
                  REGISTRATION STATEMENT UNDER
              THE INVESTMENT COMPANY ACT OF 1940         [X]
                        Amendment No. 33                 [X]

                    STEIN ROE INCOME TRUST

         One South Wacker Drive, Chicago, Illinois  60606
               Telephone Number:  1-800-338-2550

    Jilaine Hummel Bauer          Cameron S. Avery
    Executive Vice-President      Bell, Boyd & Lloyd
       & Secretary                Three First National Plaza
    Stein Roe Income Trust        Suite 3300
    One South Wacker Drive        70 W. Madison Street
    Chicago, Illinois  60606      Chicago, Illinois  60602
                     (Agents for Service)

It is proposed that this filing will become effective (check appropriate box):

[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has previously elected to register pursuant to Rule 24f-2 an indefinite number of shares of beneficial interest of the following series: Stein Roe Income Fund, Stein Roe Cash Reserves Fund, Stein Roe Government Reserves Fund, Stein Roe Government Income Fund, Stein Roe Intermediate Bond Fund, and Stein Roe High Yield Fund. The Rule 24f-2 Notice for the fiscal year ended June 30, 1996 was filed on August 14, 1996.

This amendment to the Registration Statement has also been signed by SR&F Base Trust as it relates to Stein Roe High Yield Fund.

                     STEIN ROE INCOME TRUST
                     CROSS REFERENCE SHEET

ITEM
NO.    CAPTION
-----  -------

                 PART A (MONEY MARKET FUNDS PROSPECTUS
                       AND BOND FUNDS PROSPECTUS)
1      Front cover
2      Fee Table; Summary
3 (a)  Financial Highlights
  (b)  Inapplicable
  (c)  [Money Market Funds] The Funds; [Bond Funds] Investment
       Return
  (d)  [Money Market Funds] Inapplicable; [Bond Funds] Financial
       Highlights
4 Organization and Description of Shares; The Funds; How the Funds Invest; Restrictions on the Funds' Investments; Risks and Investment Considerations; Summary--Investment Risks; [Bond Funds] Portfolio Investments and Strategies
5 (a)  Management of the Funds--Trustees and Investment Adviser
  (b)  Management of the Funds--Trustees and Investment Adviser,
       Fees and Expenses
  (c) [Money Market Funds] Inapplicable; [Bond Funds] Management of the Funds--Portfolio Managers
  (d)  Inapplicable
  (e)  Management of the Funds--Transfer Agent
  (f)  Management of the Funds--Fees and Expenses; Financial
       Highlights
  (g)  Inapplicable
5A     Inapplicable
6 (a) Organization and Description of Shares; see statement of additional information: General Information and History
  (b)  Inapplicable
  (c)  Organization and Description of Shares
  (d)  Organization and Description of Shares
  (e)  Summary
  (f)  Shareholder Services; Distributions and Income Taxes
  (g)  Distributions and Income Taxes
  (h) [Bond Funds] Organization and Description of Shares-- Special Considerations Regarding Master Fund/Feeder Fund Structure
7      How to Purchase Shares
  (a)  Management of the Funds--Distributor
  (b)  How to Purchase Shares--Purchase Price and Effective Date;
       Net Asset Value
  (c)  Inapplicable
  (d)  How to Purchase Shares
  (e)  Inapplicable
  (f)  Inapplicable
8 (a)  How to Redeem Shares; Shareholder Services
  (b)  How to Purchase Shares--Purchases Through Third Parties
  (c)  How to Redeem Shares--General Redemption Policies
  (d)  How to Redeem Shares--General Redemption Policies
9      Inapplicable

           PART A (DEFINED CONTRIBUTION PLAN PROSPECTUSES)
1      Front cover
2      Fee Table
3 (a)  Financial Highlights
  (b)  Inapplicable
  (c) [Cash Reserves and Government Reserves] The Funds; [Government Income Fund, Intermediate Bond Fund, and Income Fund] Investment Return
  (d) [Cash Reserves and Government Reserves] Inapplicable; [Government Income Fund, Intermediate Bond Fund, and Income Fund] Financial
       Highlights
4 Organization and Description of Shares; The Fund; How the Fund Invests; Restrictions on the Fund's Investments; Risks and Investment Considerations; [Government Income Fund, Intermediate Bond Fund, and Income Fund] Portfolio Investments and Strategies
5 (a)  Management of the Fund--Trustees and Investment Adviser
  (b)  Management of the Fund--Trustees and Investment Adviser,
       Fees and Expenses
  (c) [Cash Reserves and Government Reserves] Inapplicable; [Government Income Fund, Intermediate Bond Fund, Income Fund] Management of the Fund--Portfolio Managers
  (d)  Inapplicable
  (e)  Management of the Fund--Transfer Agent
  (f)  Management of the Fund--Fees and Expenses; Financial
       Highlights
  (g)  Inapplicable
5A     Inapplicable
6 (a) Organization and Description of Shares; see statement of additional information: General Information and History
  (b)  Inapplicable
  (c)  Organization and Description of Shares
  (d)  Organization and Description of Shares
  (e)  For More Information
  (f)  Distributions and Income Taxes
  (g)  Distributions and Income Taxes
  (h)  Inapplicable
7      How to Purchase Shares
  (a)  Management of the Fund--Distributor
  (b)  How to Purchase Shares; Net Asset Value
  (c)  Inapplicable
  (d)  How to Purchase Shares
  (e)  Inapplicable
  (f)  Inapplicable
8 (a)  How to Redeem Shares
  (b)  Inapplicable
  (c)  Inapplicable
  (d)  Inapplicable
9      Inapplicable

            PART B.  STATEMENT OF ADDITIONAL INFORMATION
10     Cover page
11     Table of Contents
12     General Information and History
13 Investment Policies; Portfolio Investments and Strategies; Investment Restrictions
14     Management
15(a)  Inapplicable
  (b)  Principal Shareholders
  (c)  Principal Shareholders
16(a)  Investment Advisory Services; Management; see prospectus:
       Management of the Funds
  (b)  Investment Advisory Services
  (c)  Inapplicable
  (d)  Investment Advisory Services
  (e)  Inapplicable
  (f)  Inapplicable
  (g)  Inapplicable
  (h)  Custodian; Independent Auditors
  (i)  Transfer Agent
17(a)  Portfolio Transactions
  (b)  Inapplicable
  (c)  Portfolio Transactions
  (d)  Portfolio Transactions
  (e)  Portfolio Transactions
18     General Information and History
19(a) Purchases and Redemptions; see prospectus: How to Purchase Shares, How to Redeem Shares, Shareholder Services
  (b) Purchases and Redemptions; Additional Information on the Determination of Net Asset Value of the Money Market Funds; see prospectus: Net Asset Value
  (c)  Purchases and Redemptions
20 Additional Income Tax Considerations; Portfolio Investments and Strategies--Taxation of Options and Futures
21(a)  Distributor
  (b)  Inapplicable
  (c)  Inapplicable
22     Investment Performance
23     Financial Statements

                                PART C
24     Financial Statements and Exhibits
25     Persons Controlled By or Under Common Control with
       Registrant
26     Number of Holders of Securities
27     Indemnification
28     Business and Other Connections of Investment Adviser
29     Principal Underwriters
30     Location of Accounts and Records
31     Management Services
32     Undertakings

The Prospectuses and Statements of Additional Information relating to Stein Roe Cash Reserves Fund, Stein Roe Government Reserves Fund, Stein Roe Government Income Fund, Stein Roe Intermediate Bond Fund, Stein Roe Income Fund, and Stein Roe High Yield Fund, each a series of Stein Roe Income Trust, are not affected by the filing of this post-effective amendment No. 32.

PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) 1. Financial statements included in Part A of this Amendment to the Registration Statement: None.

    2.  Financial statements included in Part B of this Amendment:  None.

(b) Exhibits: [Note: As used herein, the term "Registration Statement" refers to the Registration Statement of the Registrant on Form N-1A under the Securities Act of 1933, No. 33-02633. The terms "Pre-Effective Amendment" and "PEA" refer, respectively, to a pre-effective amendment and a post-effective amendment to the Registration Statement.]

    1. (a) Agreement and Declaration of Trust as amended through 10/25/94. (Exhibit 1 to PEA #27.)*
        (b) Amendment to Agreement and Declaration of Trust dated 11/1/95. (Exhibit 1(b) to PEA #28.)*

    2.  By-Laws of Registrant as amended through 2/3/93.  (Exhibit
        2 to PEA #29.)*

    3.  None.

    4.  None.  Registrant no longer issues share certificates.

    5. (a) Management agreement between Registrant and Stein Roe & Farnham Incorporated (the "Adviser") as amended through 11/1/96. (Exhibit 5(a) to PEA #30.)*
        (b) Expense undertakings of the Adviser with respect to Stein Roe Income Fund dated 10/29/93; and with respect to Stein Roe Government Income Fund, Stein Roe Government Reserves Fund, and Stein Roe High Yield Fund dated 10/31/96. (Exhibit 5(b) to PEA #30.)*

    6.  Underwriting agreement between the Stein Roe Funds and
        Liberty Securities Corporation as amended through 10/28/92. (Exhibit 6 to PEA #29.)*

    7.  None.

    8.  Custodian contract between Registrant and State Street
        Bank and Trust Company dated 2/24/86 as amended through 5/8/95. (Exhibit 8 to PEA #27).*

    9. (a) Transfer agency agreement dated 8/1/95 between Registrant and SteinRoe Services Inc. as amended through 11/1/96. (Exhibit 9(a) to PEA #30.)*
        (b) Accounting and Bookkeeping Agreement between Registrant and the Adviser as amended through November 1, 1996. (Exhibit 9(b) to PEA #30.)*
        (c) Administrative Agreement between Registrant and the Adviser as amended through November 1, 1996. (Exhibit 9(c) to PEA #30.)*
        (d) Sub-transfer agency agreement with Colonial Investors Service Center, Inc. dated July 3, 1996. (Exhibit 9(d) to PEA #30.)*

   10. (a) Opinions and consents of Ropes & Gray. (Exhibit 10(a) to PEA #29.)*
        (b) Opinions and consents of Bell, Boyd & Lloyd with respect to the series SteinRoe High-Yield Bonds (now named Stein Roe Income Fund), SteinRoe Cash Reserves, SteinRoe Government Reserves, SteinRoe Governments Plus (now named Stein Roe Government Income Fund), and SteinRoe Managed Bonds (now named Stein Roe Intermediate Bond Fund). (Exhibit 10(b) to PEA #29.)*
        (c) Opinion and consent of Bell, Boyd & Lloyd with respect to the series Stein Roe High Yield Fund. (Exhibit 10(c) to PEA #30.)*

   11.  (a) Consent of Ernst & Young LLP, independent auditors.
            (Exhibit 11(a) to PEA #31.)*
        (b) Consent of Morningstar, Inc.  (Exhibit 11(b) to PEA
            #29.)*

   12. Unaudited financial statements (schedule of investments, balance sheet, statement of operations, statement of changes in net assets, and notes thereto) as of December 31, 1996, relating to the series Stein Roe High Yield Fund.
 .
   13.  Inapplicable.

   14.  (a) Stein Roe Funds Individual Retirement Account Plan.
            (Exhibit 14(a) to PEA #28.)*
        (b) Stein Roe & Farnham Prototype Paired Defined
            Contribution Plan. (Exhibit 14(b) to PEA #14.)*

   15.  None.

   16. Schedules for computation of yield and total return of SteinRoe High-Yield Bonds (now named Stein Roe Income
        Fund), SteinRoe Governments Plus (now named Stein Roe Government Income Fund), SteinRoe Managed Bonds (now named Stein Roe Intermediate Bond Fund), Stein Roe Cash Reserves, Stein Roe Government Reserves. (Exhibit 16 to PEA #29.)*

   17.  (a) Financial Data Schedule--Income Fund.
        (b) Financial Data Schedule--Government Income Fund.
        (c) Financial Data Schedule--Intermediate Bond Fund.
        (d) Financial Data Schedule--Cash Reserves Fund.
        (e) Financial Data Schedule--Government Reserves Fund.
        (f) Financial Data Schedule--High Yield Fund.

   18.  Inapplicable.

   19.  (Miscellaneous.)
        (a) Fund Application.  (Exhibit 19(a) to PEA #30.)*
        (b) Automatic Redemption Services Application.  (Exhibit
            19(b) to PEA #29.)*
     ________
     *Incorporated by reference.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
          REGISTRANT.

The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. See "Investment Advisory Services," "Management," and "Transfer Agent" in the Statement of Additional Information, each of which is incorporated herein by reference.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

                                         Number of Record Holders
   Title of Series                        as of January 31, 1997
   ---------------                       -----------------------
Stein Roe Cash Reserves Fund......................19,872
Stein Roe Government Reserves Fund................ 1,908
Stein Roe Income Fund............................. 3,859
Stein Roe Government Income Fund.................. 1,275
Stein Roe Intermediate Bond Fund.................. 5,054
Stein Roe High Yield Fund ........................   195

ITEM 27.  INDEMNIFICATION.

Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit 1), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act,

(i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

(ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

(iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article Tenth also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Pursuant to the indemnification agreement among the Registrant, its transfer agent and its investment adviser, the Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Registrant's investment adviser against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of the investment adviser that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the investment adviser.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The Adviser is a wholly-owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly-owned subsidiary of Liberty Financial Companies, Inc., which a majority-owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Equity Corporation, which is a wholly owned subsidiary of Liberty Mutual Insurance Company. The Adviser acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of the Adviser, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (part B) entitled "Investment Advisory Services."

Certain directors and officers of the Adviser also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI and of the Registrant, Stein Roe Investment Trust, Stein Roe Municipal Trust, SR&F Base Trust, Stein Roe Advisor Trust, Stein Roe Institutional Trust, Stein Roe Trust, SteinRoe Variable Investment Trust and LFC Utilities Trust, investment companies managed by the Adviser.
(The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for SteinRoe Variable Investment Trust, which is located at Federal Reserve Plaza, Boston, MA
02210 and LFC Utilities Trust, which is located at One Financial Center, Boston, MA 02111.) A list of such capacities is given below.
                                                 POSITION FORMERLY
                                                  HELD WITHIN
                      CURRENT POSITION            PAST TWO YEARS
                      -------------------       ------------------
STEINROE SERVICES INC.
Gary A. Anetsberger   Vice President
Timothy K. Armour     Vice President
Jilaine Hummel Bauer  Vice President; Secretary
Kenneth J. Kozanda    Vice President; Treasurer
Kenneth R. Leibler    Director
C. Allen Merritt, Jr. Director; Vice President
Hans P. Ziegler       Director, President,          Vice Chairman
                       Chairman

SR&F BASE TRUST
Gary A. Anetsberger   Senior Vice-President         Controller
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive Vice-President; Secy.
Thomas W. Butch       Executive Vice-President
Michael T. Kennedy                                  Vice-President
Lynn C. Maddox                                      Vice-President
Jane M. Naeseth                                     Vice-President
Thomas P. Sorbo                                     Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE INCOME TRUST
Gary A. Anetsberger   Senior Vice-President         Controller
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Thomas W. Butch       Executive Vice-President      Vice-President
Philip J. Crosley     Vice-President
Michael T. Kennedy    Vice-President
Steven P. Luetger                                   Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
Jane M. Naeseth       Vice-President
Thomas P. Sorbo       Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE INVESTMENT TRUST
Gary A. Anetsberger   Senior Vice-President         Controller
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Bruno Bertocci        Vice-President
David P. Brady        Vice-President
Thomas W. Butch       Executive Vice-President      Vice-President
Daniel K. Cantor      Vice-President
Philip J. Crosley     Vice-President
E. Bruce Dunn         Vice-President
Erik P. Gustafson     Vice-President
David P. Harris       Vice-President
Harvey B. Hirschhorn  Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
Richard B. Peterson   Vice-President
Gloria J. Santella    Vice-President
Thomas P. Sorbo       Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE MUNICIPAL TRUST
Gary A. Anetsberger   Senior Vice-President         Controller
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Thomas W. Butch       Executive Vice-President      Vice-President
Joanne T. Costopoulos Vice-President
Philip J. Crosley     Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
M. Jane McCart        Vice-President
Thomas P. Sorbo       Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE ADVISOR TRUST
Gary A. Anetsberger   Senior Vice-President
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Bruno Bertocci        Vice-President
David P. Brady        Vice-President
Thomas W. Butch       Executive Vice-President      Vice-President
Daniel K. Cantor      Vice-President
Philip J. Crosley     Vice-President
E. Bruce Dunn         Vice-President
Erik P. Gustafson     Vice-President
David P. Harris       Vice-President
Harvey B. Hirschhorn  Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
Richard B. Peterson   Vice-President
Gloria J. Santella    Vice-President
Thomas P. Sorbo       Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE INSTITUTIONAL TRUST and STEIN ROE TRUST
Gary A. Anetsberger   Senior Vice-President
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Thomas W. Butch       Executive Vice-President      Vice-President
Philip J. Crosley     Vice-President
Michael T. Kennedy    Vice-President
Steven P. Luetger                                   Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
Jane M. Naeseth       Vice-President
Thomas P. Sorbo       Vice-President
Hans P. Ziegler       Executive Vice-President

STEINROE VARIABLE INVESTMENT TRUST
Gary A. Anetsberger   Treasurer
Timothy K. Armour     Vice President
Jilaine Hummel Bauer  Vice President
E. Bruce Dunn         Vice President
Erik P. Gustafson     Vice President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy    Vice President
Jane M. Naeseth       Vice President
Richard B. Peterson   Vice President

LFC UTILITIES TRUST
Gary A. Anetsberger   Vice President
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President

ITEM 29.  PRINCIPAL UNDERWRITERS.

Registrant's principal underwriter, Liberty Securities Corporation, is a wholly owned subsidiary of Liberty Investment Services, Inc., a wholly owned subsidiary of Liberty Financial Services, Inc. which, in turn, is a wholly owned subsidiary of Liberty Financial Companies, Inc. Liberty Financial Companies, Inc. is a public corporation whose majority shareholder is LFC Holdings, Inc., a wholly owned subsidiary of Liberty Mutual Equity Corporation. Liberty Mutual Equity Corporation is a wholly owned subsidiary of Liberty Mutual Insurance Company.

Liberty Securities Corporation is principal underwriter for the following investment companies:

Stein Roe Income Trust
Stein Roe Municipal Trust
Stein Roe Investment Trust
Stein Roe Institutional Trust
Stein Roe Advisor Trust
Stein Roe Trust

Set forth below is information concerning the directors and officers of Liberty Securities Corporation:
                                                        Positions
                      Positions and Offices            and Offices
Name                    with Underwriter           with Registrant
------------------    --------------------          ---------------
Porter P. Morgan      Chairman of the Board; Director       None
Frank L. Tarantino    President; Chief Operating
                        Officer; Director                   None
Robert L. Spadafora   Executive Vice President -
                        Sales and Marketing                 None
John T. Treece, Jr.   Senior Vice President - Operations    None
John W. Reading       Senior Vice President and
                        Assistant Secretary                 None
Valerie A. Arendell   Senior Vice President - Sales         None
Gerald H. Stanney,    Vice President and Compliance
   Jr.                  Officer (Boston)                    None
Jilaine Hummel Bauer  Vice President and Compliance    Exec. V-P &
                        Officer (Chicago)                Secretary
Bruce F. Ripepi       Vice President, General Counsel       None
                        and Assistant Secretary
Timothy K. Armour     Vice President                    President,
                                                         Trustee
Lindsay Cook          Vice President                     Trustee
Ralph E. Nixon        Vice President                        None
Joyce B. Riegel       Vice President                        None
Heidi J. Walter       Vice President                        V-P
Glenn E. Williams     Assistant Vice President              None
Philip J. Iudice      Treasurer                             None
John A. Benning       Secretary                             None
John A. Davenport     Assistant Secretary                   None
Marjorie M. Pluskota  Assistant Secretary                   None
C. Allen Merritt, Jr. Assistant Treasurer; Assistant
                        Secretary; Director                 None

The principal business address of Mr. Armour, Ms. Bauer, Ms. Pluskota, Ms. Riegel and Ms. Walter is One South Wacker Drive, Chicago, IL 60606; that of Mr. Williams is Two Righter Parkway, Wilmington, DE 19803; that of Mr. Ripepi is 100 Manhattanville Road, Purchase, NY 10577; and that of the other officers is 600 Atlantic Avenue, Boston, MA 02210-2214.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.
          Jilaine Hummel Bauer
          Executive Vice-President and Secretary
          One South Wacker Drive
          Chicago, Illinois  60606

ITEM 31.  MANAGEMENT SERVICES.

None.

ITEM 32.  UNDERTAKINGS.

If requested to do so by the holders of at least 10% of the Trust's outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940.

Since the information called for by Item 5A for the Funds (other than the Money Market Funds, to which this item does not relate) is contained in the latest annual report to shareholders, Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the latest annual report to shareholders of the Bond Funds upon request and without charge.

                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 18th day of March, 1997.

                                   STEIN ROE INCOME TRUST

                                   By   TIMOTHY K. ARMOUR
                                        Timothy K. Armour
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature*                     Title                     Date
------------------------    ---------------------   --------------

TIMOTHY K. ARMOUR           President and Trustee  March 18, 1997
Timothy K. Armour
Principal Executive Officer

GARY A. ANETSBERGER         Senior Vice-President  March 18, 1997
Gary A. Anetsberger
Principal Financial Officer

SHARON R. ROBERTSON         Controller             March 18, 1997
Sharon R. Robertson
Principal Accounting Officer

KENNETH L. BLOCK            Trustee                March 18, 1997
Kenneth L. Block

WILLIAM W. BOYD             Trustee                March 18, 1997
William W. Boyd

LINDSAY COOK                Trustee                March 18, 1997
Lindsay Cook

__________________          Trustee                ______________
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee                March 18, 1997
Janet Langford Kelly

FRANCIS W. MORLEY           Trustee                March 18, 1997
Francis W. Morley

CHARLES R. NELSON           Trustee                March 18, 1997
Charles R. Nelson

THOMAS C. THEOBALD          Trustee                March 18, 1997
Thomas C. Theobald

*This Registration Statement has also been signed by the above persons in their capacities as trustees and officers of SR&F Base
Trust as it relates to Stein Roe High Yield Fund.

                    STEIN ROE INCOME TRUST
           INDEX TO EXHIBITS FILED WITH THIS AMENDMENT

Exhibit
Number   Description
-------  -------------

12       Unaudited financial statements of Stein Roe High Yield
         Fund

17(a)    Financial Data Schedule--Stein Roe Income Fund

17(b)    Financial Data Schedule--Stein Roe Government Income Fund

17(c)    Financial Data Schedule--Stein Roe Intermediate Bond Fund

17(d)    Financial Data Schedule--Stein Roe Cash Reserves Fund

17(e)    Financial Data Schedule--Stein Roe Government Reserves
         Fund

17(f)    Financial Data Schedule--Stein Roe High Yield Fund